Employee benefit plans - Funded status (Details) - EUR (€)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Net defined benefit liability and asset
Employer contributions	€ 820,000	€ 42,630,052.3781611
Non-current portion of pension liability	€ 517,407,000	517,407,000	€ 530,559,000
Defined Benefit Pension Plans
Net defined benefit liability and asset
Employer contributions		€ 42,630,052.3781611